Note 22 - Supplementary Cash Flow Information (Details) - Changes in Operating Assets and Liabilities: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Changes in Operating Assets and Liabilities: [Abstract]
Accounts receivable	$ 10,484	$ (7,963)	$ 1,159
Inventories	(14,236)	(3,382)	(4,012)
Other current assets and long term assets	(1,120)	17,767	5,206
Accounts payable and accrued liabilities	(10,054)	26,254	(26,178)
Income taxes	24,684	(18,360)	2,951
Deferred revenue and other long-term obligations	(4,119)	(6,445)	(12,582)
	$ 5,639	$ 7,871	$ (33,456)